Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Payable Details
Other taxes payable	¥ 4,002	¥ 2,576
Accrued expenses	11,728	108
Total	¥ 15,730	¥ 2,684